Debt Securities Available for Sale - Debt securities available- for-sale - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale
Gross Unrealized Losses	$ 1,888	$ 39,817
US Treasury Securities
Debt Securities, Available-for-sale
Proceeds from sale of debt securities available-for-sale	$ 5,000	$ 99,000